                                                           FILE NUMBER 028-06458


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER


                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 2002

                     If amended report check here:__________

Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of November, 2002.

                                      By: /s/  William M. Lane
                                         ------------------------------------
                                               William M Lane, Vice President
                                               for The Torray Corporation

September 30, 2002                           Form 13F - The Torray Corporation


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

                   Item 1              Item 2      Item 3        Item 4        Item 5

                                       Title        CUSIP      Fair Market     Total

Name of Issuer                        of Class     Number         Value        Shares
--------------                        --------     ------         -----        ------
Abbott Laboratories                    common     002824100      57,828,560   1,431,400
American Express Company               common     025816109      35,913,124   1,151,800
American International Group, Inc.     common     026874107      40,620,220     742,600
Amgen Inc.                             common     031162100      15,846,000     380,000
Automatic Data Processing, Inc.        common     053015103      41,393,685   1,190,500
Bank of America Corporation            common     060505104      40,615,080     636,600
Bank One Corporation                   common     06423A103      47,797,200   1,278,000
Boston Scientific Corporation          common     101137107      50,739,012   1,607,700
Bristol-Myers Squibb Company           common     110122108      48,130,740   2,022,300
CarrAmerica Realty Corporation         common     144418100      34,070,112   1,353,600
Citigroup Inc.                         common     172967101      16,436,685     554,357
Clear Channel Communications, Inc.     common     184502102      48,163,500   1,386,000
Echostar Communications Corporation    common     278762109      12,891,960     745,200
EMC Corporation                        common     268648102       8,592,971   1,880,300
Emerson Electric Company               common     291011104      23,947,300     545,000
Gannett Co., Inc.                      common     364730101      31,456,044     435,800
Hewlett-Packard Company                common     428236103      21,421,452   1,835,600
Honeywell International Inc.           common     438516106      39,423,366   1,820,100
Hughes Electronics Corporation         common     370442832      59,010,180   6,449,200
Illinois Tool Works Inc.               common     452308109      78,028,041   1,337,700
Intel Corporation                      common     458140100       7,608,942     547,800
Interpublic Group of Companies, Inc.   common     460690100      39,423,705   2,487,300
Int'l Business Machines Corporation    common     459200101      17,423,576     298,400
J.P. Morgan Chase & Co.                common     46625H100      35,341,339   1,861,050
Johnson & Johnson                      common     478160104      46,189,728     854,100
Kimberly-Clark Corporation             common     494368103      58,973,568   1,041,200
Markel Corporation                     common     570535104      54,994,593     276,105
Merck & Co. Inc.                       common     589331107      46,637,913   1,020,300
Oracle Corporation                     common     68389X105      14,099,268   1,793,800
Pfizer Inc.                            common     717081103      28,384,462     978,100
Rockwell Collins, Inc.                 common     774341101      21,959,746   1,000,900
Sun Microsystems, Inc.                 common     866810104       5,946,899   2,296,100
The Proctor & Gamble Company           common     742718109      25,071,090     280,500
The Walt Disney Company                common     254687106      26,231,564   1,732,600
Tribune Company                        common     896047107      78,050,908   1,866,800
United Technologies Corporation        common     913017109      65,720,466   1,163,400
Wyeth                                  common     983024100      17,512,260     550,700
                                                              -------------
                                                              1,341,895,259
                                                              =============
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

                   Item 1              Item 6                           Item 7                Item 8

                                                   Invest                                  Voting Authority
                                      -------------------------------             ----------------------------------
Name of Issuer                         (a)Sole   (b)Shared   (c)Other   Managers  (a)Sole     (b)Shared     (c)None
--------------                         -------   ---------   --------   --------  --------    ----------     -------
Abbott Laboratories                      X                                All     1,431,400
American Express Company                 X                                All     1,151,800
American International Group, Inc.       X                                All       742,600
Amgen Inc.                               X                                All       380,000
Automatic Data Processing, Inc.          X                                All     1,190,500
Bank of America Corporation              X                                All       636,600
Bank One Corporation                     X                                All     1,278,000
Boston Scientific Corporation            X                                All     1,607,700
Bristol-Myers Squibb Company             X                                All     2,022,300
CarrAmerica Realty Corporation           X                                All     1,353,600
Citigroup Inc.                           X                                All       554,357
Clear Channel Communications, Inc.       X                                All     1,386,000
Echostar Communications Corporation      X                                All       745,200
EMC Corporation                          X                                All     1,880,300
Emerson Electric Company                 X                                All       545,000
Gannett Co., Inc.                        X                                All       435,800
Hewlett-Packard Company                  X                                All     1,835,600
Honeywell International Inc.             X                                All     1,820,100
Hughes Electronics Corporation           X                                All     6,449,200
Illinois Tool Works Inc.                 X                                All     1,337,700
Intel Corporation                        X                                All       547,800
Interpublic Group of Companies, Inc.     X                                All     2,487,300
Int'l Business Machines Corporation      X                                All       298,400
J.P. Morgan Chase & Co.                  X                                All     1,861,050
Johnson & Johnson                        X                                All       854,100
Kimberly-Clark Corporation               X                                All     1,041,200
Markel Corporation                       X                                All       276,105
Merck & Co. Inc.                         X                                All     1,020,300
Oracle Corporation                       X                                All     1,793,800
Pfizer Inc.                              X                                All       978,100
Rockwell Collins, Inc.                   X                                All     1,000,900
Sun Microsystems, Inc.                   X                                All     2,296,100
The Proctor & Gamble Company             X                                All       280,500
The Walt Disney Company                  X                                All     1,732,600
Tribune Company                          X                                All     1,866,800
United Technologies Corporation          X                                All     1,163,400
Wyeth                                    X                                All       550,700



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